PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Jun. 29, 2018
Retirement Benefits [Abstract]
Schedule of Fair Value of Deferred Compensation Plan Investments and Liabilities by Category and Fair Value Hierarchy Level
The following table provides the fair value of our deferred compensation plan investments and liabilities by category and by fair value hierarchy level:

	June 29, 2018		June 30, 2017
	Total	Level 1	Total	Level 1

	(In millions)
Assets
Deferred compensation plan assets:(1)
Equity and fixed income securities	$46	$46	$37	$37
Investments measured at NAV:
Equity and fixed income funds	63		50
Corporate-owned life insurance	27		25
Total investments measured at NAV	90		75
Total fair value of deferred compensation plan assets	$136		$112

Liabilities
Deferred compensation plan liabilities:(2)
Equity securities and mutual funds	$38	$38	$46	$46
Investments measured at NAV:
Common/collective trusts and guaranteed investment contracts	111		80
Total fair value of deferred compensation plan liabilities	$149		$126

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(1)	Represents diversified assets held in a “rabbi trust” associated with our non-qualified deferred compensation plans, which we include in the “Other current assets” and “Other non-current assets” line items in our Consolidated Balance Sheet, and which are measured at fair value.

(2)	Primarily represents obligations to pay benefits under certain non-qualified deferred compensation plans, which we include in the “Compensation and benefits” and “Other long-term liabilities” line items in our Consolidated Balance Sheet. Under these plans, participants designate investment options (including stock and fixed-income funds), which serve as the basis for measurement of the notional value of their accounts.

Schedule of Funded Status of Defined Benefit Plans
The following table provides a summary of the funded status of our defined benefit plans and the presentation of such balances within our Consolidated Balance Sheet:

	June 29, 2018			June 30, 2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)
Fair value of plan assets	$5,098	$207	$5,305	$4,921	$212	$5,133
Projected benefit obligation	(5,774)	(233)	(6,007)	(6,140)	(265)	(6,405)
Funded status	$(676)	$(26)	$(702)	$(1,219)	$(53)	$(1,272)
Consolidated Balance Sheet line item amounts:
Other non-current assets	$15	$—	$15	$9	$—	$9
Compensation and benefits	(2)	(1)	(3)	(2)	(1)	(3)
Defined benefit plans	(689)	(25)	(714)	(1,226)	(52)	(1,278)

Schedule of Estimated Net Defined Benefits Costs to be Amortized from AOCI
The following table provides the estimated net actuarial gain and prior service cost that will be amortized from accumulated other comprehensive loss into net periodic benefit income during fiscal 2019:

	Pension	Other Benefits	Total

	(In millions)
Net actuarial gain	$—	$(6)	$(6)
Prior service cost	1	—	1
	$1	$(6)	$(5)
The following table provides a summary of pre-tax amounts recorded within accumulated other comprehensive loss:

	June 29, 2018			June 30, 2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)
Net actuarial loss (gain)	$156	$(46)	$110	$262	$(28)	$234
Net prior service cost (credit)	4	(1)	3	2	(1)	1
	$160	$(47)	$113	$264	$(29)	$235

Schedule of Roll-forward of Projected Benefit Obligation
The following table provides a roll-forward of the projected benefit obligations for our defined benefit plans:

	2018			2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)
Change in benefit obligation
Benefit obligation at beginning of fiscal year	$6,140	$265	$6,405	$6,471	$311	$6,782
Service cost	39	1	40	58	1	59
Interest cost	195	7	202	184	8	192
Actuarial gain	(169)	(22)	(191)	(160)	(32)	(192)
Prior service cost	2	—	2	—	—	—
Benefits paid	(402)	(18)	(420)	(376)	(22)	(398)
Expenses paid	(35)	—	(35)	(34)	—	(34)
Curtailments(1)	—	—	—	—	(1)	(1)
Foreign exchange	4	—	4	(3)	—	(3)
Benefit obligation at end of fiscal year	$5,774	$233	$6,007	$6,140	$265	$6,405

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(1)	We divested IT Services during fiscal 2017, which resulted in a curtailment under the Salaried Retiree Medical Plan.

Schedule of Roll-forward of Plan Assets
The following table provides a roll-forward of the assets and the ending funded status of our defined benefit plans:

	2018			2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)			(In millions)
Change in plan assets
Plan assets at beginning of fiscal year	$4,921	$212	$5,133	$4,273	$216	$4,489
Actual return on plan assets	307	14	321	470	22	492
Employer contributions	303	(1)	302	591	(4)	587
Benefits paid	(402)	(18)	(420)	(376)	(22)	(398)
Expenses paid	(35)	—	(35)	(34)	—	(34)
Foreign exchange	4	—	4	(3)	—	(3)
Plan assets at end of fiscal year	$5,098	$207	$5,305	$4,921	$212	$5,133

Funded status at end of fiscal year	$(676)	$(26)	$(702)	$(1,219)	$(53)	$(1,272)

Schedule of Accumulated Benefit Obligations
The following table provides information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets:

	June 29, 2018	June 30, 2017

	(In millions)
Projected benefit obligation	$5,694	$6,061
Accumulated benefit obligation	5,694	6,061
Fair value of plan assets	5,004	4,833

Schedule of Net Benefit Costs
The following table provides the components of net periodic benefit income and other amounts recognized in other comprehensive income for fiscal 2018 and 2017 as they pertain to our defined benefit plans:

	Pension		Other Benefits
	2018	2017	2018	2017

	(In millions)
Net periodic benefit income(1)
Service cost	$39	$58	$1	$1
Interest cost	195	184	7	8
Expected return on plan assets	(369)	(340)	(16)	(17)
Amortization of net actuarial loss (gain)	—	1	(1)	—
Total net periodic benefit income	$(135)	$(97)	$(9)	$(8)
Other changes in plan assets and benefit obligations recognized in other comprehensive loss (income)
Net actuarial gain	$(106)	$(284)	$(20)	$(38)
Prior service cost	2	—	—	—
Amortization of prior service credit	—	—	1	—
Amortization of net actuarial loss	—	(1)	—	—
Total change recognized in other comprehensive income	(104)	(285)	(19)	(38)
Total impact from net periodic benefit cost and changes in other comprehensive income	$(239)	$(382)	$(28)	$(46)

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(1) Net periodic benefit income presented in this table includes both continuing and discontinued operations. $2 million of the service cost component of net periodic benefit income is included as a component of the “Discontinued operations, net of income taxes” line item in our Consolidated Statement of Income for fiscal 2017.

Schedule of Weighted-average Assumptions Used
The following tables provide the weighted-average assumptions used to determine projected benefit obligations and net periodic benefit cost, as they pertain to our defined benefit pension plans:

Obligation assumptions as of:	June 29, 2018	June 30, 2017
Discount rate	4.05%	3.76%
Rate of future compensation increase	2.76%	2.76%

Cost assumptions for fiscal years:	2018	2017
Discount rate to determine service cost	3.48%	3.80%
Discount rate to determine interest cost	3.28%	2.94%
Expected return on plan assets	7.66%	7.65%
Rate of future compensation increase	2.76%	2.75%
The following table provides the weighted-average assumptions used to determine projected benefit obligations and net periodic benefit cost, as they pertain to our other postretirement defined benefit plans:

Obligation assumptions as of:	June 29, 2018	June 30, 2017
Discount rate	3.99%	3.63%
Rate of future compensation increase	N/A	N/A

Cost assumptions for fiscal year:	2018	2017
Discount rate to determine service cost	3.62%	3.52%
Discount rate to determine interest cost	3.04%	2.60%
Rate of future compensation increase	N/A	N/A

Schedule of Strategic Target Asset Allocation and Fair Value of Plan Assets
The following table provides the fair value of plan assets held by our defined benefit plans by asset category and by fair value hierarchy level:

	June 29, 2018
	Total	Level 1	Level 2	Level 3

	(In millions)
Asset Category
Equities:
Domestic equities	$1,221	$1,189	$32	$—
International equities	903	899	4	—
Alternative investments:
Private equity funds	401	—	—	401
Hedge funds	187	—	—	187
Fixed income:
Corporate bonds	812	—	801	11
Government securities	335	—	335	—
Other	1	—	—	1
Cash and cash equivalents	209	6	203	—
Total	4,069	$2,094	$1,375	$600
Investments Measured at NAV
Equity funds	714
Fixed Income funds	318
Hedge Funds	208
Total Investments Measured at NAV	1,240
Payables, net	(4)
Total fair value of plan assets	$5,305

	June 30, 2017
	Total	Level 1	Level 2	Level 3

	(In millions)
Asset Category
Equities:
Domestic equities	$1,062	$1,032	$30	$—
International equities	838	834	4	—
Alternative investments:
Private equity funds	522	—	—	522
Hedge funds	242	—	—	242
Fixed income:
Corporate bonds	611	—	611	—
Government securities	241	—	241	—
Other	2	—	—	2
Cash and cash equivalents	597	1	596	—
Total	4,115	$1,867	$1,482	$766
Investments Measured at NAV
Equity funds	632
Fixed Income funds	288
Total Investments Measured at NAV	920
Receivables, net	98
Total fair value of plan assets	$5,133
The following table provides the current strategic target asset allocation ranges by asset category:

	Target Asset Allocation
Equity investments	45%	—	75%
Fixed income investments	20%	—	42%
Hedge funds	5%	—	15%
Cash and cash equivalents	0%	—	10%

Schedule of Reconciliation of Defined Benefit Plan Assets Using Level 3 To Measure Fair Value
The following table presents a reconciliation of the beginning and ending defined benefit plan asset balances that use significant unobservable inputs (Level 3) to measure fair value:

	Private Equity Funds	Hedge Funds	Fixed Income	Other	Total

			(In millions)
Level 3 balance — July 1, 2016	$700	$282	$—	$2	$984
Realized gains (losses), net	78	(23)	—	—	55
Unrealized gains (losses), net	(71)	49	—	—	(22)
Sales, net	(185)	(66)	—	—	(251)
Level 3 balance — June 30, 2017	522	242	—	2	766
Realized gains (losses), net	47	8	—	—	55
Unrealized gains (losses), net	(25)	(4)	—	—	(29)
Sales, net	(144)	(59)	11	—	(192)
Level 3 balance — June 29, 2018	$400	$187	$11	$2	$600

Schedule of Estimated Future Benefit Payments
The following table provides the projected timing of payments for benefits earned to date and benefits expected to be earned for future service by current active employees under our defined benefit plans:

	Pension	Other Benefits(1)	Total

	(In millions)
Fiscal Years:
2019	$400	$24	$424
2020	384	24	408
2021	385	23	408
2022	384	22	406
2023	382	22	404
2024 — 2028	1,854	89	1,943

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(1)	Projected payments for Other Benefits reflect gross payments from the Company, excluding subsidies, which are expected to approximate 10 percent of gross payments.